Organization and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
SayMedia, Inc [Member]
Organization and Basis of Presentation

1. Organization and Basis of Presentation

SAY Media, Inc., a Delaware corporation (“SAY” or the “Company”), including its wholly-owned foreign subsidiaries, SAY Media UK, Ltd., a United Kingdom corporation, and Say Media Canada, LLC, a wholly-owned Delaware corporation, (collectively, the “Company”), is a digital media company. The Company enables brand advertisers to engage today’s social media consumer through rich advertising experiences across its network of web properties. SAY was incorporated in the state of Delaware on March 17, 2005, and its corporate headquarters is located in San Francisco, California. Inactive, wholly-owned domestic subsidiaries, Typepad, Inc. and Lark Media, Inc., were dissolved in early 2018.

The condensed consolidated financial statements of the Company at September 30, 2018, and for the nine months ended September 30, 2018 and 2017, are unaudited. In the opinion of management of the Company, all adjustments, including normal recurring accruals, have been made that are necessary to present fairly the financial position of the Company as of September 30, 2018, and the results of its operations and cash flows for the nine months ended September 30, 2018 and 2017. Operating results for the interim periods presented are not necessarily indicative of the results to be expected for a full fiscal year. The balance sheet at December 31, 2017 has been derived from the Company’s audited financial statements at such date.

Going Concern

The Company’s condensed consolidated financial statements have been presented on the basis that it is a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company’s activities are subject to significant risks and uncertainties, as described below.

As discussed further in Note 10, on December 12, 2018, the Company consummated a merger with SM Acquisition Co., Inc. (“SMAC”), a wholly-owned subsidiary of TheMaven, Inc. (the”Maven”), in which SMAC merged with and into the Company with the Company continuing as the surviving corporation in the merger and as a wholly-owned subsidiary of the Maven.

In December 2019, a novel strain of coronavirus (“COVID-19”) was reported in Wuhan, China. On March 11, 2020 the World Health Organization has declared COVID-19 to constitute a “Public Health Emergency of International Concern.” Many national governments and sports authorities around the world have made the decision to postpone/cancel high attendance sports events in an effort to reduce the spread of the COVID-19 virus. In addition, many governments and businesses have limited non-essential work activity, furloughed and/or terminated many employees and closed some operations and/or locations, all of which has had a negative impact on the economic environment.

As a result of these factors the Maven has experienced a decline in revenues and earnings since early March 2020. While the Maven has implemented cost reduction measures in an effort to offset such volume declines, the duration of these declines remains uncertain. If the volume declines do not stabilize over the next few months, the Maven’s 2020 financial results and operations may be adversely impacted. The extent of the impact on the Maven’s operational and financial performance will depend on its willingness and ability to take further cost reduction measures as well as future developments, including the duration and spread of the outbreak, related group gathering and sports event advisories and restrictions, and the extent and effectiveness of containment actions taken, all of which are highly uncertain and cannot be predicted at the time of issuance of these condensed consolidated financial statements.

As a result of the above factors, in its quarterly report on Form 10-Q for the period ended September 30, 2018 filed on May 18, 2020, management of the Maven disclosed that it has concluded that there is substantial doubt about the Maven’s ability to continue as a going concern within one year of the date that the accompanying condensed consolidated financial statements are being issued. In addition, the Maven’s previous independent registered public accounting firm, in their report on the Maven’s consolidated financial statements for the year ended December 31, 2017, had also expressed substantial doubt about the Maven’s ability to continue as a going concern.

The ability of the Maven to continue as a going concern is impacted by the uncertainty surrounding COVID-19 and could therefore be dependent upon the Maven’s ability to raise additional funds to ultimately achieve sustainable operating revenues and profitability. In its quarterly report on Form 10-Q for the period ended September 30, 2018 filed on May 18, 2020, the Maven disclosed that its management believes that, based on its current assessment of the impact of COVID-19, it has sufficient resources to fully fund its business operations through April 30, 2021. Due to the uncertainty regarding the duration of the impact of COVID-19 and its effect on the Maven’s financial performance the Maven estimates that it may require additional capital in capital markets today, which are less liquid given the lack of clarity surrounding COVID-19.

The accompanying condensed consolidated financial statements of the Company do not include any adjustments that might result from the outcome of these uncertainties.

Certain Significant Risks and Uncertainties

The Company participates in a dynamic media and technology industry. Changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations, or cash flows: advances and trends in new technologies; competitive pressures; changes in the overall demand for its services, acceptance of the Company’s services; litigation or claims against the Company based on intellectual property, patent, regulatory, or other factors; and the Company’s ability to attract and retain employees.

1. Natural of Operations and Description of Business

SAY Media, Inc. (the “Company”) is a digital media company. The Company enables brand advertisers to engage today’s social media consumer through rich advertising experiences across its network of web properties. The Company was incorporated in the state of Delaware on March 17, 2005, and its corporate headquarters is located in San Francisco, California. The Company has subsidiaries located in the United Kingdom, Canada.

Liquidity and Capital Resources

The Company’s consolidated financial statements have been presented on the basis that it is a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company’s activities are subject to significant risks and uncertainties, including the need for additional capital, as described below.

The Company has incurred significant operating losses since inception. The Company expects to continue to incur operating losses into the foreseeable future and will likely require additional capital resources in order to sustain its operations under its current operating plan. Management plans to finance the Company’s operations with revenues, sales of non-strategic assets and debt and equity arrangements. The accompanying consolidated financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.

The Company believes that it does not have funds to support its operations for at least one year beyond the date these consolidated financial statements were issued and that it will require additional financing to continue as a going concern. However, no assurances can be provided that the additional funding or alternative financing will be available at the terms acceptable to the Company, if at all. Failure to obtain additional financing in such circumstances may require the Company to significantly curtail its operations and/or dispose of certain operations or assets. As such, management have concluded that there is substantial doubt as to the Company’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Certain Significant Risks and Uncertainties

The Company participates in a dynamic media and technology industry. Changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations, or cash flows: advances and trends in new technologies; competitive pressures; changes in the overall demand for its services, acceptance of the Company’s services; litigation or claims against the Company based on intellectual property, patent, regulatory, or other factors; and the Company’s ability to attract and retain employees.